Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Book value of assets pledged as security	$ 618,000,000	$ 497,000,000
Probable liability and insurance claim	0
Insurance coverage deductible amount per vessel	150,000
Lost hire compensation insurance coverage, description	Under the loss of hire policies, the insurer will pay a compensation for the lost hire rate agreed in respect of each Vessel for each day, in excess of 14 deductible days, for the time that the Vessel is out of service as a result of damage, for a maximum of 180 days
Insurance coverage for pollution, maximum liability per vessel	$ 1,000,000,000
Lost hire compensation insurance coverage, deductible days	14 days
Lost hire compensation insurance coverage, maximum days	180 days